Convertible Notes Schedule of interest expense for 2024 Notes (Details) - December 2024 Notes [Member] - USD ($) $ in Thousands		12 Months Ended
	Sep. 18, 2019	Dec. 31, 2019
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization		$ 598
Accretion Expense		517
Amortization of debt issuance costs		53
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	$ (8,100)	$ 350